Note 24 - Provisions. Provisions Breakdown By Conceps (Details) - EUR (€)		Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2016
Provisions or reversal of provisions Abstract
Pensions and other post employment defined Benefit Obligations		€ 4,631,000,000	[1]	€ 4,787,000,000	[1]	€ 5,407,000,000	[1]	€ 6,025,000,000
Other long term employee benefits		61,000,000		62,000,000		67,000,000
Provisions for taxes and other legal contingencies		677,000,000		686,000,000		756,000,000
Provisions for contingent risks and commitments		711,000,000		636,000,000		578,000,000
Other Provisions	[2]	457,000,000		601,000,000		669,000,000
PROVISIONS		€ 6,538,000,000		€ 6,772,000,000		€ 7,477,000,000

[1]	(3) Recorded under the heading “Provisions - Provisions for pensions and simil ar obligations” of the consolidated balance sheet (see Note 24).
[2]	(*) Individually insignificant provisions or contingencies, for various concepts in different geographies.